Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fixed Assets [Abstract]
Cost		$ 1,570,426	$ 878,521	$ 1,378,503	$ 1,171,286
Accumulated Depreciation		(307,082)	(87,920)	(206,359)	(29,204)
Net book amount		1,263,344	790,601	$ 1,172,144	$ 1,142,082
Opening net book amount		1,172,144	1,142,082
Effect of changes in foreign exchange rates		76,057	(389,686)
Additions		115,866	96,921
Depreciation	[1]	(100,723)	(58,716)
Closing net book amount		$ 1,263,344	$ 790,601

[1]	The depreciation charge is included in Administrative expenses and Cost of sales (see notes 19 and 21).